Lord Abbett Municipal Income Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  February 4, 2005



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Municipal Income Fund, Inc.
        CIK: 0000737800
        1933 Act File No.: 02-88912
        1940 Act File No.: 811-03942


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on January 28, 2004.

     Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

                                        Very truly yours,

                                     /s/Leslie C. Leda
                                        Leslie C. Leda
                                        Paralegal